Risk management - Trading Market Risk - VaR (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Weighted average
Main market risk metric
VaR	€ 21.5
Trading market risk
Main market risk metric
VaR	€ 10.2	€ 17.9	€ 13.6
Comparison period	2 years
ES	€ 11.5
VaR confidence level, percent	99.00%
ES confidence level, percent	97.50%
Time horizon	1 day
Number of exceptions for VaE | item	2
VaE confidence level, percent	99.00%
Trading market risk | Minimum
Main market risk metric
VaR	€ 9.7	11.1
Trading market risk | Weighted average
Main market risk metric
VaR	21.5	18.3	15.6
Trading market risk | Maximum
Main market risk metric
VaR	63.2	32.9
Trading market risk | Hedge funds
Main market risk metric
VaR	32.6
Trading market risk | Monolines
Main market risk metric
VaR	27.3
Diversification effect
Main market risk metric
VaR	(7.6)	(9.6)	(5.8)
ES	(7.9)
Diversification effect | Minimum
Main market risk metric
VaR	(2.1)
Diversification effect | Weighted average
Main market risk metric
VaR	(8.0)	(10.3)	(11.1)
Diversification effect | Maximum
Main market risk metric
VaR	(39.9)
Interest rate risk
Main market risk metric
VaR	7.9	17.9	12.7
ES	10.0
Interest rate risk | Minimum
Main market risk metric
VaR	7.7
Interest rate risk | Weighted average
Main market risk metric
VaR	16.2	15.5	14.9
Interest rate risk | Maximum
Main market risk metric
VaR	70.4
Equity price risk
Main market risk metric
VaR	1.9	1.4	1.1
ES	2.1
Equity price risk | Minimum
Main market risk metric
VaR	1.0
Equity price risk | Weighted average
Main market risk metric
VaR	3.0	1.9	1.9
Equity price risk | Maximum
Main market risk metric
VaR	5.9
Currency risk
Main market risk metric
VaR	3.3	4.8	2.6
ES	2.8
Currency risk | Minimum
Main market risk metric
VaR	2.1
Currency risk | Weighted average
Main market risk metric
VaR	6.6	6.9	4.5
Currency risk | Maximum
Main market risk metric
VaR	15.7
Credit spread
Main market risk metric
VaR	4.6	3.3	2.9
ES	4.6
Credit spread | Minimum
Main market risk metric
VaR	2.3
Credit spread | Weighted average
Main market risk metric
VaR	3.6	4.2	5.2
Credit spread | Maximum
Main market risk metric
VaR	5.1
Commodity price risk
Main market risk metric
VaR	0.0	0.1	0.1
ES	0.0
Commodity price risk | Minimum
Main market risk metric
VaR	0.0
Commodity price risk | Weighted average
Main market risk metric
VaR	0.0	€ 0.1	€ 0.2
Commodity price risk | Maximum
Main market risk metric
VaR	€ 0.1